Shareholder Report, Holdings (Details) - C000107379	Aug. 31, 2024
78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	34.20%
46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.50%
464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.00%
922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
46434V738 | iShares Core MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
46434G830 | iShares MSCI Italy ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.90%
464286749 | iShares MSCI Switzerland ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
464286707 | iShares MSCI France ETF
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Equity
Holdings [Line Items]
Percent of Net Asset Value	79.80%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.10%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%